Submission	Sep. 08, 2025
Submission [Line Items]
Central Index Key	0001866757
Registrant Name	Brilliant Earth Group, Inc.
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A